Income Tax	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Income Tax Disclosure [Abstract]
Income Tax

Note 21 — Income Tax

The Company files income tax returns in the U.S. federal jurisdiction and in various state and local jurisdictions and is subject to examination by the various taxing authorities, since inception. At the close of the Reverse Acquisition, the Company assumed $959,639 of income tax expenses inclusive of interest and penalties. For the three and six months ended March 31, 2026, the Company incurred an additional $24,461 and $49,228, respectively, in interest and penalties for its failure to file and pay its taxes. At March 31, 2026 and September 30, 2025, the total liability of $1,043,932 and $994,704, respectively, is included on the unaudited condensed consolidated balance sheets.

Note 14 — Income Tax

The income tax provision for the year ended September 30 2025 and the period from March 20, 2024 (inception) to September 30, 2024 consists of the following:

	September 30,
	2025	2024
Current
Federal	$—	$—
State	—	—
Deferred
Federal	(1,145,726)	(69,745)
State	—	—
Change in valuation allowance	1,145,726	69,745
Income tax provision	$—	$—

Deferred income tax assets and liabilities result primarily from temporary differences in the recognition of various expenses for tax and financial statement purposes, and from the recognition of the tax benefits of net operating loss carryforwards.

The Company’s net deferred tax assets (liability) at September 30, 2025 and 2024 are as follows:

	September 30,
	2025	2024
Deferred tax asset (liability)
Research & Development expenses	$15,003	$—
Stock based compensation	538,487	—
Net operating loss	728,566	69,745
Amortization of R&D	(5,251)	—
Total deferred tax asset	1,276,805	69,745
Valuation allowance	(1,276,805)	(69,745)
Deferred tax asset, net of allowance	$—	$—

The Company’s net operating loss carryforward as of September 30, 2025 and 2024 amounted to $728,566 and $69,745, will be carried forward indefinitely.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended September 30 2025 and the period from March 20, 2024 (inception) to September 30, 2024, the change in the valuation allowance was $1,276,805 and $69,745, respectively.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at September 30 2025 and 2024 is as follows:

	September 30,
	2025	2024
Statutory federal income tax rate	21%	21%
State taxes, net of federal tax benefit	—	—
Change in valuation allowance	(21)%	(21)%
Income tax provision	0%	0%

The Company recognizes interest accrued to unrecognized tax benefits and penalties as income tax expense. There were no penalties or interest accrued as of, nor recognized during the years ended December 31, 2024 and 2023. As of December 31, 2024 and 2023, the Company has not recorded an amount of gross unrecognized tax benefits for uncertain tax positions for the current or prior year planned tax filing positions. No unrecognized tax benefits are applicable for prior periods.

 The Company files income tax returns in the U.S. federal jurisdiction in various state and local jurisdictions and is subject to examination by the various taxing authorities, since inception. The Company has not filed its 2023 and 2024 tax returns. At the close of the Reverse Acquisition, the Company assumed $959,639 of income tax expenses inclusive of interest and penalties. The Company has incurred an additional $35,065 in interest and penalties for its failure to file and pay its taxes from the close of the Reverse Acquisition to September 30, 2025. Until remedied, the Company will continue to incur these expenses.